Average Annual Total Returns{- Fidelity® Global Equity Income Fund} - 10.31 Fidelity Global Equity Income Fund PRO-06 - Fidelity® Global Equity Income Fund	Fidelity Global Equity Income Fund-Default Return Before Taxes Past 1 year	Fidelity Global Equity Income Fund-Default Return Before Taxes Past 5 years	Fidelity Global Equity Income Fund-Default Return Before Taxes Since Inception		Fidelity Global Equity Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Global Equity Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Global Equity Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Global Equity Income Fund-Default After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Past 5 years	MS159 Since Inception
Total	30.20%	8.44%	10.04%	[1]	29.68%	7.79%	9.13%	[1]	18.18%	6.59%	7.98%	[1]	27.11%	8.84%	9.98%	[1]

[1]	(a)From May 2, 2012